Schedule II - Valuation and Qualifying Accounts (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Allowance for Doubtful Accounts [Member]
Balance at Beginning of Year			$ 25,106
Additions Charged to Expenses/ Other Accounts
Net Recoveries			$ 25,106
Balance at End of Year
Valuation Allowance of Deferred Tax Assets [Member]
Balance at Beginning of Year	$ 26,694,879	$ 21,759,577	$ 16,724,700
Additions Charged to Expenses/ Other Accounts	$ 5,672,480	$ 4,935,302	$ 5,034,877
Net Recoveries
Balance at End of Year	$ 32,367,359	$ 26,694,879	$ 21,759,577